Segment Reporting Depreciation and Amortization Expense by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 994	$ 983	$ 1,031
United States
Segment Reporting Information [Line Items]
Depreciation and amortization	609	626	658
International
Segment Reporting Information [Line Items]
Depreciation and amortization	231	221	197
Canada
Segment Reporting Information [Line Items]
Depreciation and amortization	35	39	48
General corporate expenses
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 119	$ 97	$ 128